Income Taxes - Narrative (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Dec. 27, 2010
Income Tax Disclosure [Abstract]
Valuation allowance					$ 6,825,224	$ 4,200,257	$ 3,916,452	$ 3,668,995
Provision (benefit) for income taxes	(125,224)	(76,150)	740,770	170,865	655,759	621,740	110,317
Estimated annual effective tax rate			(9.10%)	(21.40%)
Operating Loss Carryforwards [Line Items]
Indefinite-lived intangible asset deferred tax liability related to the book-tax basis difference in goodwill					3,394,589	2,797,790
Deferred tax assets, operating loss carryforwards					5,990,797	5,310,335
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					15,900,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 13,500,000